BALANCE SHEETS - USD ($)		Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash		$ 195,758	$ 25,000
Other current asset		1,500	0
Total Current Assets		197,258	25,000
Deferred offering costs		31,542	0
TOTAL ASSETS		228,800	25,000
Current liabilities
Accrued expenses		1,000	1,225
Accrued offering costs		5,000	0
Promissory note - related party		200,000	0
Total Current Liabilities		206,000	1,225
Commitments
Stockholders' Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 2,875,000 shares issued and outstanding as of December 31, 2020 and December 31, 2019(1)	[1]	288	288
Additional paid-in capital		24,712	24,712
Accumulated deficit		(2,200)	(1,225)
Total Stockholders' Equity		22,800	23,775
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 228,800	$ 25,000

[1]	Includes up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).